Principal Accountant Fees and Services: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PricewaterhouseCoopers [member]
Reserve Quantities [Line Items]
Audit fees	€ 1,122	€ 607
Audit fees percentage	91.00%	78.00%
Audit-related Fees	€ 90	€ 170
Audit-related Fees percentage	7.00%	22.00%
Tax Fees	€ 25	€ 0
Tax Fees percentage	2.00%
All other Fees	€ 0	0
Total	€ 1,238	€ 777
Total percentage	100.00%	100.00%
PricewaterhouseCoopers [member] | Statutory auditor [member]
Reserve Quantities [Line Items]
Audit fees	€ 937	€ 517
Audit-related Fees	85	145
PricewaterhouseCoopers [member] | Statutory auditors network [member]
Reserve Quantities [Line Items]
Audit fees	185	90
Audit-related Fees	5	25
Tax Fees	25	0
Deloitte & Associes [member]
Reserve Quantities [Line Items]
Audit fees	€ 1,114	€ 589
Audit fees percentage	93.00%	77.00%
Audit-related Fees	€ 85	€ 173
Audit-related Fees percentage	7.00%	23.00%
Tax Fees	€ 0	€ 0
All other Fees	0	0
Total	€ 1,199	€ 762
Total percentage	100.00%	100.00%
Deloitte & Associes [member] | Statutory auditor [member]
Reserve Quantities [Line Items]
Audit fees	€ 939	€ 492
Audit-related Fees	85	155
Deloitte & Associes [member] | Statutory auditors network [member]
Reserve Quantities [Line Items]
Audit fees	174	97
Audit-related Fees	0	18
Tax Fees	€ 0	€ 0